Investments in unconsolidated joint ventures	12 Months Ended
Dec. 31, 2022
Investments in unconsolidated joint ventures [Abstract]
Investments in unconsolidated joint ventures
17.	Investments in unconsolidated joint ventures

2017 Joint Venture

During the year ended December 31, 2019 the Company recorded its proportionate share of City of Athens and Eco Nine’s other comprehensive losses of $391 as a decrease to the Company’s Investments in unconsolidated joint ventures, with a corresponding increase in other comprehensive loss, in accordance with ASC 323-10-35-18. In December 2019, the Company wrote down its Investments in the 2017 Joint Venture to their fair value less costs to sell, resulting in an impairment charge of $3,144, pursuant to the Joint Ventures’ plan to sell the vessels. Their fair value was based on a market approach, which was determined using the purchase consideration in the sale agreements with buyers for the vessels of the joint venture companies.

The Joint Venture’s vessels, the M/T Holmby Hills and the M/T Palm Springs were sold on March 26 and April 17, 2020 respectively. During the year ended December 31, 2020, the Company recognized a loss on the sale of its Investments in unconsolidated joint ventures amounting to $64, which is included in Equity gains in unconsolidated joint ventures (attributed to the 2017 Joint Venture) in the Company’s consolidated statements of comprehensive (loss)/income. Net proceeds from the sale of the 2017 Joint Venture amounted to $19,555. The two companies that owned the vessels (City of Athens Pte. Ltd. and Eco Nine Pte. Ltd.) were dissolved in 2022.

New 2020 Joint Venture

On April 24, 2020 the Company acquired from a company affiliated with Mr. Evangelos J. Pistiolis, or the MR Seller, a 50% interest in two vessel owning companies (California 19 Inc. and California 20 Inc.) that owned two scrubber-fitted 50,000 dwt eco MR product tankers, M/T Eco Yosemite Park and M/T Eco Joshua Park respectively for $27,000, representing the Company’s share of interest in the fair value of the net assets acquired. Both vessels were delivered in March 2020 to the MR Seller from Hyundai Mipo shipyard of South Korea. The MR Seller had already entered into two joint venture agreements, for the two vessels, each with an equal ownership interest of 50%, with Just-C Limited, a wholly owned subsidiary of Gunvor Group Ltd (the other 50% owner). The abovementioned acquisition was approved by a special committee of the Company’s board of directors (the “JV Special Committee”), of which all of the directors were independent and for which the JV Special Committee obtained a fairness opinion relating to the consideration of the transaction from an independent financial advisor. Sale and purchase commissions due to CSI related to these investments amounting to $454 were accounted for as part of the investment.

Out of the purchase price of $27,000, $1,646 and $1,654 were recognized as excess of the purchase price over the underlying net book value (“Basis Differences”) for California 19 Inc. and California 20 Inc. respectively, attributed to the value assigned to the attached time charter. These Basis Differences are amortized over the duration of the firm period of the charter (5 years) and their amortization is included as a reduction in Gains in unconsolidated joint ventures. Furthermore $1,963 and $1,963 were also recognized as Basis Differences for California 19 Inc. and California 20 Inc. respectively, attributed to the fair market value over the carrying value of the vessels. These Basis Differences are amortized over the useful life of the vessels (25 years) and their amortization is also included as a reduction in Gains in unconsolidated joint ventures.

On March 12, 2020, California 19 Inc. together with California 20 Inc. entered into a loan agreement with Alpha Bank for a senior debt facility of $37,660 ($18,830 for each vessel). The loan has a term of five years and is payable on maturity via a balloon payment of $18,830 per vessel. The credit facility bears interest at LIBOR plus a margin of 3.00%. The facility carries customary covenants and restrictions, including the covenant that during the life of the facility, the market value of the vessels should be at least 200% of the facility outstanding and any shortfall should be covered by partial prepayments. Vessels are to be valued three times per year, every March, July and December. Provided that there is no breach of the above-mentioned covenant and no event of default has occurred and is continuing or would occur if such dividend distribution would take place, California 19 Inc. and California 20 Inc. may distribute dividends, without any consent from Alpha Bank. The loans are guaranteed by the Company in their entirety and this guarantee is not limited to the Company’s share of the net assets of California 19 Inc. and California 20 Inc (see Note 8). On April 22, 2021 California 19 Inc. and California 20 Inc. prepaid $330 each to reduce each of the outstanding loans to $18,500.

Each of the two product tankers are on time charters that commenced in March 2020 with Clearlake Shipping Pte Ltd, a subsidiary of Gunvor Group Ltd for a firm term of five years plus two additional optional years.

The Company’s exposure is limited to its share of the net assets of California 19 Inc. and California 20 Inc., proportionate to its 50% equity interest in these companies. Generally, the Company will share the profits and losses, cash flows and other matters relating to its investments in California 19 Inc. and California 20 Inc. in accordance with its ownership percentage. The vessels are managed by CSI, pursuant to management agreements. The Company accounts for investments in joint ventures using the equity method since it has joint control over the investment.

California 19 Inc. and California 20 Inc. made the following disbursements to the Company in 2020, 2021 and 2022:

	December 31, 2020		December 31, 2021		December 31, 2022
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Total disbursements	-	-	2,359	2,141	1,475	1,475

Recognition of Gains in unconsolidated joint ventures for the 2020 Joint Venture for the years ended December 31, 2020, 2021 and 2022 are summarized below:

	December 31, 2020		December 31, 2021		December 31, 2022
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	652	670	880	684	725	738
Amortization of Basis Differences	(272)	(273)	(408)	(409)	(408)	(409)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	380	397	472	275	317	329